Revenues	6 Months Ended
Jun. 30, 2023
Revenues [Abstract]
Revenues
Note 10.	Revenues

Disaggregation of Revenues

The following table provides information about disaggregated revenue by geographical areas:

	Six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
America	$77,223	$63,406
EMEA	52,141	42,616
APAC	18,554	18,936
Total	$147,918	$124,958

Contract Balances

The following table provides information about accounts receivable, contract assets, and contract liabilities from contracts with customers:

	June 30, 2023	December 31, 2022
	(Unaudited)
Contract liabilities, current	$158,942	$152,709
Contract liabilities, non-current	47,469	42,173

Contract assets consist of unbilled accounts receivable, which occur when a right to consideration for the Company’s performance under the customer contract occurs before invoicing to the customer. The increase in contract balances is consistent with the increase in the overall operation of the Company.

Contract liabilities consist of deferred revenue. Revenue is deferred when the Company invoices in advance of performance under a contract. The current portion of the deferred revenue balance is recognized as revenue during the 12-month period after the balance sheet date. The non-current portion of the deferred revenue balance is recognized as revenue following the 12-month period after the balance sheet date. Of the $194,882 and 159,409 of deferred revenue as of December 31, 2022 and 2021, respectively, the Company recognized $97,044 and $73,264 as revenue during the six months ended June 30, 2023 and 2022.

Remaining Performance Obligations

The Company’s remaining performance obligations are comprised of product and services revenue not yet delivered. As of June 30, 2023 and December 31, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was $302,564 and $276,409 respectively, which consists of both billed consideration in the amount of $206,411 and $194,882 respectively, and unbilled consideration in the amount of $96,153 and $81,527 respectively, that the Company expects to recognize as revenue. As of June 30, 2023, the Company expects to recognize the majority of its remaining performance obligations as revenue in the 12-month period ending on June 30, 2024.